Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Correction of Immaterial Error in Prior Consolidated Financial Statements (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Accrued liabilities	$ 881	$ 3,071	$ 2,879	$ 3,674	$ 2,879	$ 881	$ 3,071	$ 3,816	$ 3,778
Total current liabilities	45,299	55,454	29,478	20,971	29,478	45,299	55,454	39,802	24,572
Total liabilities	46,281	82,891	57,131	48,817	57,131	46,281	82,891	74,354	52,531
Additional paid-in capital	3,481	(371)	2,927	2,717	2,927	3,481	(371)	3,067	2,611
Accumulated deficit	(6,593)	205	(366)	(558)	(366)	(6,593)	205	(2,538)	(344)
Total stockholders' equity attributable to Direct Digital Holdings, Inc.									2,281
Noncontrolling interest	(11,893)	4,009	2,445	2,194	2,445	(11,893)	4,009	(4,225)	3,314
Total stockholders' equity	(14,990)	3,857	5,020	4,367	5,020	(14,990)	3,857	(3,682)	5,595	$ (8,772)	$ (375)
Significant Changes in Operations [Abstract]
Net income attributable to non-controlling interests	(3,687)	2,780	1,003	(1,120)	(117)	(9,283)	2,663	(4,650)	3,962
Net (loss) income attributable to Direct Digital Holdings, Inc.	$ (2,690)	$ 571	$ 192	$ (214)	$ (22)	$ (4,055)	$ 549	$ (2,194)	$ 205
Net (loss) income per common share:
Basic (in dollars per share)	$ (0.71)	$ 0.09	$ 0.03	$ (0.07)	$ (0.01)	$ (1.11)	$ 0.09	$ (0.73)	$ 0.11
Diluted (in dollars per share)	$ (0.71)	$ 0.09	$ 0.03	$ (0.07)	$ (0.01)	$ (1.11)	$ 0.09	$ (0.73)	$ 0.11
Weighted average common shares outstanding - basic (in shares)	3,793,000	2,990,000	2,922,000	2,901,000	2,912,000	3,667,000	2,938,000	2,988,000	2,848,000
Weighted-average number of shares of common stock outstanding - dilutive	3,793,000	3,044,000	3,113,000	2,901,000	2,912,000	3,667,000	3,080,000	2,988,000	2,891,000
Consolidated Statement of Changes in Stockholders' Equity
Additional paid-in capital	$ 3,481	$ (371)	$ 2,927	$ 2,717	$ 2,927	$ 3,481	$ (371)	$ 3,067	$ 2,611
Accumulated deficit	(6,593)	205	(366)	(558)	(366)	(6,593)	205	(2,538)	(344)
Noncontrolling interest	(11,893)	4,009	2,445	2,194	2,445	(11,893)	4,009	(4,225)	3,314
Total stockholders' equity	(14,990)	3,857	5,020	4,367	5,020	(14,990)	3,857	(3,682)	5,595	(8,772)	(375)
Distribution to members		(1,216)	(752)		(752)		(1,968)		(3,141)
Net loss prior to Organizational Transactions									(464)
Net income									4,631
Net (loss) income	(6,377)	3,351	1,195	(1,334)	(139)	(13,338)	3,212	(6,844)	4,167
APIC
Balance Sheet Related Disclosures [Abstract]
Total stockholders' equity	3,481	(371)	2,927	2,717	2,927	3,481	(371)	3,067	2,611	3,444
Consolidated Statement of Changes in Stockholders' Equity
Total stockholders' equity	3,481	(371)	2,927	2,717	2,927	3,481	(371)	3,067	2,611	3,444
Accumulated Deficit
Balance Sheet Related Disclosures [Abstract]
Total stockholders' equity	(6,593)	205	(366)	(558)	(366)	(6,593)	205	(2,538)	(344)	(3,903)	(4,669)
Consolidated Statement of Changes in Stockholders' Equity
Total stockholders' equity	(6,593)	205	(366)	(558)	(366)	(6,593)	205	(2,538)	(344)	(3,903)	$ (4,669)
Net loss prior to Organizational Transactions									(464)
Net income									669
Net (loss) income	(2,690)	571	192	(214)	(22)	(4,055)	549	(2,194)
Noncontrolling Interest
Balance Sheet Related Disclosures [Abstract]
Total stockholders' equity	(11,893)	4,009	2,445	2,194	2,445	(11,893)	4,009	(4,225)	3,314	(8,328)
Consolidated Statement of Changes in Stockholders' Equity
Total stockholders' equity	(11,893)	4,009	2,445	2,194	2,445	(11,893)	4,009	(4,225)	3,314	(8,328)
Distribution to members		(1,216)	(752)		(752)		(1,968)		(3,141)
Net income									3,962
Net (loss) income	$ (3,687)	$ 2,780	$ 1,003	$ (1,120)	$ (117)	$ (9,283)	$ 2,663	$ (4,650)	$ 3,962
Class A Common Stock
Balance Sheet Related Disclosures [Abstract]
Common stock , shares outstanding	3,795,199	2,991,792	2,988,916	2,902,200	2,988,916	3,795,199	2,991,792	3,478,776	2,900,000
Common stock	$ 4	$ 3	$ 3	$ 3	$ 3	$ 4	$ 3	$ 3	$ 3
Class A Common Stock | Common Stock
Balance Sheet Related Disclosures [Abstract]
Total stockholders' equity	$ 4	$ 3	$ 3	$ 3	$ 3	$ 4	$ 3	$ 3	$ 3	$ 4
Consolidated Statement of Changes in Stockholders' Equity
Stockholders' equity of common stock units	3,795,199	2,991,792	2,988,916	2,902,200	2,988,916	3,795,199	2,991,792	3,478,776	2,900,000	3,788,446
Total stockholders' equity	$ 4	$ 3	$ 3	$ 3	$ 3	$ 4	$ 3	$ 3	$ 3	$ 4
As Previously Reported
Balance Sheet Related Disclosures [Abstract]
Accrued liabilities		4,071	3,879	4,674	3,879		4,071		4,778
Total current liabilities		52,914	30,478	21,971	30,478		52,914		25,572
Total liabilities		80,351	58,131	49,817	58,131		80,351		53,531
Additional paid-in capital		8,782	8,540	8,330	8,540		8,782		8,224
Accumulated deficit		(2,399)	(4,534)	(4,977)	(4,534)		(2,399)		(3,643)
Total stockholders' equity attributable to Direct Digital Holdings, Inc.									4,595
Total stockholders' equity		6,397	4,020	3,367	4,020		6,397		4,595
Significant Changes in Operations [Abstract]
Net (loss) income attributable to Direct Digital Holdings, Inc.		$ 3,351	$ 1,195	$ (1,334)	$ (139)		$ 3,212		$ 4,167
Net (loss) income per common share:
Basic (in dollars per share)		$ 0.23	$ 0.08	$ (0.09)	$ (0.01)		$ 0.23		$ 0.33
Diluted (in dollars per share)		$ 0.23	$ 0.08	$ (0.09)	$ (0.01)		$ 0.22		$ 0.33
Weighted average common shares outstanding - basic (in shares)		14,268,000	14,773,000	14,576,000	14,676,000		14,216,000		12,638,000
Weighted-average number of shares of common stock outstanding - dilutive		14,827,000	14,834,000	14,576,000	14,676,000		14,818,000		12,638,000
Consolidated Statement of Changes in Stockholders' Equity
Additional paid-in capital		$ 8,782	$ 8,540	$ 8,330	$ 8,540		$ 8,782		$ 8,224
Accumulated deficit		(2,399)	(4,534)	(4,977)	(4,534)		(2,399)		(3,643)
Total stockholders' equity		6,397	4,020	3,367	4,020		6,397		4,595
Distribution to members		(1,216)	(752)		(752)		(1,968)
Issuance of restricted stock Units									378
Restricted stock forfeitures									(25)
Net (loss) income		3,351	1,195	(1,334)	(139)		3,212
As Previously Reported | APIC
Balance Sheet Related Disclosures [Abstract]
Total stockholders' equity		8,782	8,540	8,330	8,540		8,782		8,224
Consolidated Statement of Changes in Stockholders' Equity
Total stockholders' equity		8,782	8,540	8,330	8,540		8,782		8,224
As Previously Reported | Accumulated Deficit
Balance Sheet Related Disclosures [Abstract]
Total stockholders' equity		(2,399)	(4,534)	(4,977)	(4,534)		(2,399)		(3,643)
Consolidated Statement of Changes in Stockholders' Equity
Total stockholders' equity		(2,399)	(4,534)	(4,977)	(4,534)		(2,399)		(3,643)
Distribution to members		(1,216)	(752)		(752)		(1,968)		(3,141)
Net income									$ 4,167
Net (loss) income		3,351	1,195	(1,334)	(139)		3,212
As Previously Reported | Class A Common Stock
Balance Sheet Related Disclosures [Abstract]
Common stock , shares outstanding									3,253,000
Common stock		3	3	3	3		3		$ 3
As Previously Reported | Class A Common Stock | Common Stock
Balance Sheet Related Disclosures [Abstract]
Total stockholders' equity		$ 3	$ 3	$ 3	$ 3		$ 3		$ 3
Consolidated Statement of Changes in Stockholders' Equity
Stockholders' equity of common stock units		2,991,792	3,519,780	3,491,318	3,519,780		2,991,792		3,252,764
Total stockholders' equity		$ 3	$ 3	$ 3	$ 3		$ 3		$ 3
Revision
Balance Sheet Related Disclosures [Abstract]
Accrued liabilities		(1,000)	(1,000)	(1,000)	(1,000)		(1,000)
Total current liabilities		2,540	(1,000)	(1,000)	(1,000)		2,540
Total liabilities		2,540	(1,000)	(1,000)	(1,000)		2,540
Additional paid-in capital		(9,153)	(5,613)	(5,613)	(5,613)		(9,153)
Accumulated deficit		2,604	4,168	4,419	4,168		2,604
Noncontrolling interest		4,009	2,445	2,194	2,445		4,009
Total stockholders' equity		(2,540)	1,000	1,000	1,000		(2,540)		1,000
Significant Changes in Operations [Abstract]
Net income attributable to non-controlling interests		2,780	1,003	(1,120)	(117)		2,663
Net (loss) income attributable to Direct Digital Holdings, Inc.		$ (2,780)	$ (1,003)	$ 1,120	$ 117		$ (2,663)
Net (loss) income per common share:
Basic (in dollars per share)		$ (0.14)	$ (0.05)	$ 0.02	$ 0.00		$ (0.14)
Diluted (in dollars per share)		$ (0.14)	$ (0.05)	$ 0.02	$ 0.00		$ (0.13)
Weighted average common shares outstanding - basic (in shares)		(11,278,000)	(11,851,000)	(11,675,000)	(11,764,000)		(11,278,000)
Weighted-average number of shares of common stock outstanding - dilutive		(11,783,000)	(11,721,000)	(11,675,000)	(11,764,000)		(11,738,000)
Consolidated Statement of Changes in Stockholders' Equity
Additional paid-in capital		$ (9,153)	$ (5,613)	$ (5,613)	$ (5,613)		$ (9,153)
Accumulated deficit		2,604	4,168	4,419	4,168		2,604
Noncontrolling interest		4,009	2,445	2,194	2,445		4,009
Total stockholders' equity		(2,540)	1,000	1,000	1,000		(2,540)		1,000
Net (loss) income			0	0
Revision | APIC
Balance Sheet Related Disclosures [Abstract]
Total stockholders' equity		(9,153)	(5,613)	(5,613)	(5,613)		(9,153)		(5,613)
Consolidated Statement of Changes in Stockholders' Equity
Total stockholders' equity		(9,153)	(5,613)	(5,613)	(5,613)		(9,153)		(5,613)
Revision | Accumulated Deficit
Balance Sheet Related Disclosures [Abstract]
Total stockholders' equity		2,604	4,168	4,419	4,168		2,604		3,299
Consolidated Statement of Changes in Stockholders' Equity
Total stockholders' equity		2,604	4,168	4,419	4,168		2,604		3,299
Distribution to members		1,216	752		752		1,968
Net (loss) income		(2,780)	(1,003)	1,120	117		(2,663)
Revision | Noncontrolling Interest
Balance Sheet Related Disclosures [Abstract]
Total stockholders' equity		4,009	2,445	2,194	2,445		4,009		3,314
Consolidated Statement of Changes in Stockholders' Equity
Total stockholders' equity		4,009	2,445	2,194	2,445		4,009		$ 3,314
Distribution to members		(1,216)	(752)		(753)		(1,968)
Net (loss) income		$ 2,780	$ 1,003	$ (1,120)	$ (117)		$ 2,663
Revision | Class A Common Stock | Common Stock
Consolidated Statement of Changes in Stockholders' Equity
Stockholders' equity of common stock units			(530,864)	(589,118)	(530,864)				(352,764)